Derivatives - Summary of Derivative Hedging Instruments on the Company's Consolidated Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest income	$ 271	$ 63	$ 118
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and Fee Income, Loan and Lease, Held-in-Portfolio